UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02661

Name of Fund: BlackRock Pacific Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Pacific Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.
Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/2007 – 12/31/2007

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Pacific Fund, Inc.

ANNUAL REPORT | DECEMBER 31, 2007

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

A Letter to Shareholders

Dear Shareholder

Financial markets endured heightened volatility during 2007, culminating in mixed results for some of the major benchmark indexes:

Total Returns as of December 31, 2007	6-month	12-month

U.S. equities (S&P 500 Index)	–1.37%	+ 5.49%

Small cap U.S. equities (Russell 2000 Index)	–7.53	– 1.57

International equities (MSCI Europe, Australasia, Far East Index)	+0.39	+11.17

Fixed income (Lehman Brothers U.S. Aggregate Bond Index)	+5.93	+ 6.97

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+3.22	+ 3.36

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)	–0.67	+ 2.27

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the “Fed”) stepped in to inject liquidity into the markets and bolster investor confidence, cutting the federal funds rate by 0.50% in September, 0.25% in October and 0.25% in December, which brought the target short-term interest rate to 4.25% . In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling.

Amid the volatility, equity markets displayed surprising resilience. Market fundamentals generally held firm, dividend payouts and share buybacks continued, and valuations remained attractive. To some extent, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets, but 2007 remained a record year for global M&A nonetheless. As the returns indicate, the most recent six months were more trying, reflecting the slowing U.S. economy, a troubled housing market and a more difficult corporate earnings backdrop. Overall, large cap stocks outperformed small caps as investors grew increasingly risk averse. International markets fared better than their U.S. counterparts, benefiting from generally stronger economies.

In fixed income markets, mixed economic signals and subprime fallout resulted in a flight to quality. Investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.04% by year-end, while prices correspondingly rose. The tax-exempt bond market waffled amid the economic uncertainty and concerns around the credit worthiness of bond insurers, but set a new-issuance record in 2007. A drop in municipal bond prices created buying opportunities, and the heightened supply was generally well absorbed.

As you navigate the uncertainties inherent in the financial markets, we encourage you to start the year by reviewing your investment goals with your financial professional and making portfolio changes, as needed. For more reflection on 2007 and our 10 predictions for 2008, please ask your financial professional for a copy of “What’s Ahead in 2008: An Investment Perspective,” or view it online at www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the new year and beyond.

Sincerely,

THIS PAGE NOT PART OF YOUR FUND REPORT

3

  Fund Summary
  Portfolio Management Commentary
  How did the Fund perform?
  The Fund outperformed the MSCI Pacific Free Index and its composite benchmark for the fiscal year ended December 31, 2007.
  What factors influenced performance?
  Fund performance benefited from overweight positions and stock selection in India, China, South Korea and Singapore, an overweight in Thailand and an underweight and stock selection in Japan. Stocks that aided relative performance during the year were Reliance Industries Ltd., POSCO, China Shenhua Energy Co. Ltd., Rio Tinto Ltd., Keppel Corp. Ltd., Toyota Motor Corp. (thanks to an underweighting), Mitsubishi Corp.,PTT Public Company, Denway Motors Ltd. and China Coal Energy Co. Ltd.
  Detracting from performance were underweight positions and stock selection in Hong Kong and Australia, and an overweight in New Zealand. Stocks that hurt relative performance were Aioi Insurance Co., Ltd., Guinness Peat Group PLC, Mitsubishi Rayon Co., Ltd., Takeda Pharmaceutical Co. Ltd., Sekisui House Ltd. and Hoya Corp.
  Describe recent portfolio activity.
  During the course of the year, we increased the Fund’s exposure to Australia, China/Hong Kong, South Korea, Singapore, Thailand and Taiwan, and reduced exposure to Japan and New Zealand. New positions included Rio Tinto and National Australia Bank Ltd. in Australia; Guangdong Investment Ltd., China-Agri Industries Holdings Ltd. and China Petroleum & Chemical Corp. in China/Hong Kong; and Kookmin Bank in South Korea.
  At the sector level, we increased exposure to consumer discretionary with new positions in Sekisui House and Daiwa House Industry Co., Ltd. in Japan and Bajaj Auto Ltd. in India. The Fund’s allocation to materials increased with new positions in Hitachi Chemical Co., Ltd. in Japan and Rio Tinto in Australia, and telecommunications exposure increased with the addition of KDDI Corp. and NTT DoCoMo, Inc. in Japan. Meanwhile, exposure to energy, health care, industrials and utilities declined.
  Describe Fund positioning at period-end.
  At the end of December, the Fund held 57% of its net assets in Japan, as compared to the composite benchmark weighting of 68%. The next largest holdings were in Hong Kong/China (10%), South Korea (7%), India (6%), Australia (5%) and New Zealand (4%), followed by Singapore (4%), Taiwan (3%), Thailand (2%) and Malaysia (1%). Australia repre- sented a significant underweight, although investments in New Zealand, which is not part of the benchmark, compensate for this somewhat. The Fund also was significantly underweight in Taiwan, but well overweight in India and South Korea.
  The Fund had approximately 2% of its assets in cash and short-term investments at year-end and, from a sector perspective, continued to overweight the Japanese chemical, insurance and health care sectors. Because the Fund’s currency exposure is not hedged and its yen expo-sure is less than that of its benchmark, the Fund would gain less thanits benchmark if the yen were to appreciate versus the U.S. dollar, butsuffer less than its benchmark if the yen were to depreciate versus theU.S. dollar.
Expense Example

		Actual			Hypothetical**
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2007	December 31, 2007 During the Period*		July 1, 2007	December 31, 2007 During the Period*

Institutional	$1,000	$1,032.90	$4.74	$1,000	$1,020.64	$4.71
Investor A	$1,000	$1,032.10	$5.66	$1,000	$1,019.72	$5.63
Investor B	$1,000	$1,027.90	$9.87	$1,000	$1,015.57	$9.81
Investor C	$1,000	$1,027.80	$9.56	$1,000	$1,015.87	$9.50
Class R	$1,000	$1,029.20	$8.33	$1,000	$1,017.09	$8.28

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.92% for Institutional, 1.10% for Investor A, 1.92% for Investor B, 1.86% for
Investor C and 1.62% for Class R), multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4 BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
† The Fund invests primarily in equities of corporations domiciled in Far Eastern or Western Pacific countries, including Japan, Australia, Hong
Kong and Singapore.
†† This unmanaged broad-based capitalization-weighted Index is comprised of a representative sampling of stocks of large-, medium- and small-capitalization companies in Australia, Hong Kong, Japan, New Zealand and Singapore.

Performance Summary for the Period Ended December 31, 2007

Average Annual Total Returns*
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge

Institutional	+ 3.29%	+11.94%	—	+21.13%	—	+10.88%	—
Investor A	+ 3.21	+11.76	+5.89%	+20.82	+19.53%	+10.60	+10.01%
Investor B	+ 2.79	+10.86	+6.49	+19.88	+19.69	+ 9.91	+ 9.91
Investor C	+ 2.78	+10.87	+9.91	+19.90	+19.90	+9.74	+ 9.74
Class R	+ 2.92	+11.23	—	+20.83	—	+10.46	—
MSCI Pacific Region Index	– 1.49	+ 5.30	—	+19.01	—	+ 6.79	—
Composite Index**	– 0.02	+ 6.52	—	—	—	—	—
MSCI Australia†	+7.13/+ 3.51	+29.79/+16.51	—	—	—	—	—
MSCI Hong Kong†	+32.79/+32.44	+41.20/+41.57	—	—	—	—	—
MSCI India†	+48.23/+43.45	+73.11/+54.16	—	—	—	—	—
MSCI Japan†	– 6.84/–15.73	– 4.14/–10.13	—	—	—	—	—
MSCI Singapore†	+5.28/– 0.91	+28.38/+20.44	—	—	—	—	—
MSCI South Korea†	+ 8.78/+10.21	+32.58/+33.45	—	—	—	—	—
MSCI Taiwan†	–1.79/– 3.08	+ 8.38/+ 7.88	—	—	—	—	—

*	Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

**	The unmanaged Composite Index is a customized index used to measure the Fund’s relative performance, comprised as follows: 68% Morgan Stanley Capital International (MSCI) Japan, 10% MSCI Australia, 10% MSCI Hong Kong, 6% MSCI Taiwan, 2% MSCI India, 2% MSCI South Korea and 2% MSCI Singapore.

†Performance in U.S. dollars/in local currency.

  Past performance is not indicative of future results.

BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1%
contingent deferred sales charge if redeemed within one year of purchase.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to inception,
Class R Share performance results are those of Institutional Shares
(which have no distribution or service fees) restated to reflect Class R
Share fees.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within
30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distri-
bution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of
$1,000 invested on July 1, 2007 and held through December 31, 2007)
is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

Portfolio Information

As of December 31, 2007

Percent of
Ten Largest Holdings	Net Assets

Guinness Peat Group Plc	3.9%
Takeda Pharmaceutical Co., Ltd.	3.8
Mitsubishi Corp.	3.3
Keppel Corp., Ltd.	3.2
Shin-Etsu Chemical Co., Ltd.	2.9
Suzuki Motor Corp.	2.7
Millea Holdings, Inc.	2.4
Reliance Industries Ltd.	2.4
Rio Tinto Ltd.	2.3
Toyota Industries Corp.	2.2

Percent of
Five Largest Industries	Net Assets

Chemicals	9.4%
Automobiles	8.9
Insurance	6.1
Commercial Banks	5.9
Oil, Gas, & Consumable Fuels	5.3

Percent of
Long term
Geographic Allocation	Investments

Japan	58.0%
South Korea	6.7
China	6.6
India	5.9
Australia	5.2
New Zealand	4.0
Singapore	3.9
Hong Kong	3.7
Taiwan	3.5
Thailand	1.6
Malaysia	0.9

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

7

Schedule of Investments as of December 31, 2007 (in U.S. dollars)

	Shares
Common Stocks	Held	Value

Australia — 5.1%
Capital Markets — 0.5%
Macquarie Capital Alliance Group	1,467,445	$ 4,669,923

Commercial Banks — 1.0%
National Australia Bank Ltd.	285,200	9,394,349

Food & Staples Retailing — 1.3%
Woolworths Ltd.	409,300	12,138,208

Metals & Mining — 2.3%
Rio Tinto Ltd.	176,000	20,474,650

Total Common Stocks in Australia		46,677,130

China — 6.5%
Automobiles — 3.4%
Denway Motors Ltd.	26,024,000	16,520,742
Dongfeng Motor Group Co. Ltd.	19,832,800	13,833,338

		30,354,080

Food Products — 1.4%
China-Agri Industries Holdings Ltd. (c)	9,555,200	6,317,154
China Foods Ltd.	8,459,500	6,233,585

		12,550,739

Oil, Gas & Consumable Fuels — 1.3%
China Coal Energy Co. Ltd.	1,189,000	3,666,104
China Petroleum & Chemical Corp.	1,267,300	1,878,708
China Shenhua Energy Co. Ltd. Class H	1,086,300	6,399,149

		11,943,961

Water Utilities — 0.4%
Guandong Investments Ltd.	6,463,000	3,634,686

Total Common Stocks in China		58,483,466

Hong Kong — 3.6%
Distributors — 0.5%
Li & Fung Ltd.	1,174,000	4,680,412

Industrial Conglomerates — 1.5%
Hutchison Whampoa Ltd.	1,184,338	13,341,919

Real Estate Management
& Development — 1.6%
Wharf Holdings Ltd.	2,827,400	14,626,197

Total Common Stocks in Hong Kong		32,648,528

India — 5.8%
Automobiles — 0.4%
Bajaj Auto Ltd.	60,900	4,002,545

IT Services — 0.6%
Tata Consultancy Services Ltd.	182,000	4,933,454

Independent Power Producers
& Energy Traders — 1.2%
National Thermal Power Corp. Ltd.	1,779,400	11,179,129

Oil, Gas & Consumable Fuels — 2.4%
Reliance Industries Ltd.	296,600	21,579,481

Wireless Telecommunication
Services — 1.2%
Reliance Communication Ventures Ltd.	556,800	10,445,328

Total Common Stocks in India		52,139,937

Common Stocks	Held	Value

Japan — 57.1%
Auto Components — 4.7%
Exedy Corp.	214,000	$ 7,204,797
Futaba Industrial Co., Ltd.	530,800	14,740,119
Toyota Industries Corp.	499,800	20,263,773

		42,208,689

Automobiles — 5.1%
Honda Motor Co., Ltd.	326,300	10,779,270
Suzuki Motor Corp.	820,000	24,583,767
Toyota Motor Corp.	207,400	11,045,856

		46,408,893

Building Products — 1.7%
Daikin Industries Ltd.	280,000	15,617,303

Chemicals — 9.4%
Hitachi Chemical Co., Ltd.	562,900	12,934,795
Mitsubishi Rayon Co., Ltd.	3,466,400	16,710,541
Shin-Etsu Chemical Co., Ltd.	422,900	26,300,661
Sumitomo Chemical Co., Ltd.	2,200,000	19,482,385
Ube Industries Ltd.	2,906,300	9,837,169

		85,265,551

Commercial Banks — 1.9%
Sumitomo Mitsui Financial Group, Inc.	2,288	16,931,836

Construction & Engineering — 3.6%
JGC Corp.	394,000	6,755,603
Kandenko Co. Ltd.	944,100	5,282,062
Okumura Corp.	2,210,000	10,727,403
Toda Corp.	2,088,200	10,011,023

		32,776,091

Electronic Equipment
& Instruments — 2.5%
Hoya Corp.	341,100	10,792,119
Murata Manufacturing Co., Ltd.	205,500	11,800,758

		22,592,877

Food & Staples Retailing — 1.0%
Seven & I Holdings Co. Ltd.	312,100	9,067,265

Gas Utilities — 0.8%
Tokyo Gas Co., Ltd.	1,612,000	7,530,181

Health Care Equipment
& Supplies — 2.2%
Terumo Corp.	387,600	20,206,670

Household Durables — 2.7%
Daiwa House Industry Co., Ltd.	728,000	9,301,057
Sekisui House Ltd.	1,447,000	15,466,068

		24,767,125

Insurance — 6.1%
Aioi Insurance Co., Ltd.	3,759,300	17,743,349
Millea Holdings, Inc.	655,200	21,996,677
Mitsui Sumitomo Insurance Co., Ltd.	1,549,300	15,000,551

		54,740,577

8 BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

Schedule of Investments (continued) (in U.S. dollars)

	Shares
Common Stocks	Held	Value

Japan (concluded)
Machinery — 1.4%
Hisaka Works Ltd.	79,000	$ 1,366,560
Tadano Ltd.	866,000	8,791,591
Takuma Co., Ltd.	529,000	2,127,485

		12,285,636

Office Electronics — 1.9%
Canon, Inc.	369,350	16,903,889

Pharmaceuticals — 4.8%
Hisamitsu Pharmaceutical Co., Ltd.	284,600	8,630,614
Takeda Pharmaceutical Co. Ltd.	588,300	34,368,984

		42,999,598

Road & Rail — 0.2%
Hitachi Transport System Ltd.	171,000	1,834,822

Semiconductors & Semiconductor
Equipment — 1.0%
Rohm Co., Ltd.	103,600	8,987,981

Trading Companies & Distributors — 4.0%
Mitsubishi Corp.	1,094,000	29,608,768
Mitsui & Co., Ltd.	305,400	6,377,559

		35,986,327

Wireless Telecommunication
Services — 2.1%
KDDI Corp.	812	6,008,048
NTT DoCoMo, Inc.	7,886	12,982,800

		18,990,848

Total Common Stocks in Japan		516,102,159

Malaysia — 0.8%
Commercial Banks — 0.8%
Bumiputra-Commerce Holdings Bhd	2,272,100	7,480,662

Total Common Stocks in Malaysia		7,480,662

New Zealand — 4.0%
Diversified Financial Services — 4.0%
Guinness Peat Group Plc	26,685,269	35,629,905

Total Common Stocks in New Zealand		35,629,905

Singapore — 3.9%
Commercial Banks — 0.5%
Oversea-Chinese Banking Corp.	799,800	4,558,462

Industrial Conglomerates — 3.2%
Keppel Corp. Ltd.	3,206,100	28,568,517

Transportation Infrastructure — 0.2%
SIA Engineering Co. Ltd.	577,000	1,787,863

Total Common Stocks in Singapore		34,914,842

South Korea — 6.5%
Commercial Banks — 1.7%
Daegu Bank	676,400	11,151,169
Kookmin Bank	62,800	4,629,240

		15,780,409

	Shares
Common Stocks	Held	Value

South Korea (concluded)
Metals & Mining — 1.5%
POSCO (a)	88,496	$ 13,310,683

Semiconductors & Semiconductor
Equipment — 0.8%
Samsung Electronics Co., Ltd.	12,100	7,120,824

Textiles, Apparel & Luxury Goods — 1.2%
Cheil Industries, Inc.	203,200	11,196,771

Wireless Telecommunication
Services — 1.3%
SK Telecom Co., Ltd.	45,300	11,945,835

Total Common Stocks in South Korea		59,354,522

Taiwan — 3.4%
Computers & Peripherals — 0.7%
High Tech Computer Corp.	364,300	6,671,226

Electronic Equipment
& Instruments — 2.7%
Delta Electronics, Inc.	3,295,079	11,157,598
HON HAI Precision Industry Co., Ltd.	2,187,384	13,481,899

		24,639,497

Total Common Stocks in Taiwan		31,310,723

Thailand — 1.6%
Oil, Gas & Consumable Fuels — 1.6%
PTT Public Company	1,299,300	14,503,096

Total Common Stocks in Thailand		14,503,096

Total Common Stocks
(Cost — $513,065,652) — 98.3%		889,244,970

Rights

Hong Kong — 0.1%
Real Estate Management
& Development — 0.1%
Wharf Holdings Ltd. (e)	353,425	484,988

Total Rights (Cost — $0) — 0.1%		484,988

	Beneficial
Short-Term Securities	Interest

United States — 1.1%
BlackRock Liquidity Series, LLC
Cash Sweep Series, 5.04% (b)(d)	$9,861,929	9,861,929

Total Short-Term Securities
(Cost — $9,861,929) — 1.1%		9,861,929

Total Investments
(Cost — $522,927,581*) — 99.5%		899,591,887
Other Assets Less Liabilities — 0.5%		4,889,888

Net Assets — 100.0%		$ 904,481,775

BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

9

Schedule of Investments (concluded) (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of December
31, 2007, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 559,913,757

Gross unrealized appreciation	$ 358,515,920
Gross unrealized depreciation	(18,837,790)

Net unrealized appreciation	$ 339,678,130

(a) Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Interest
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$(20,223,046)	$741,004
BlackRock Liquidity Series, LLC
Money Market Series	—	4,239

(c) Non-income producing security.
(d) Represents the current yield as of December 31, 2007.
(e) The rights may be exercised until January 4, 2008.
•For Fund compliance purposes,the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
These industry classifications are unaudited.

See Notes to Financial Statements.

10 BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

Statement of Assets and Liabilities

As of December 31, 2007

Assets

Investments in unaffiliated securities, at value (identified cost — $513,065,652)		$ 889,729,958
Investments in affiliated securities, at value (identified cost — $9,861,929)		9,861,929
Foreign cash (cost — $6,468,368)		6,538,670
Receivables:
Capital shares sold	$ 652,669
Dividends	244,245	896,914

Prepaid expenses and other assets		53,592

Total assets		907,081,063

Liabilities

Payables:
Capital shares redeemed	1,383,678
Investment adviser	474,490
Distributor	252,683
Other affiliates	222,930	2,333,781

Accrued expenses and other liabilities		265,507

Total liabilities		2,599,288

Net Assets

Net assets		$ 904,481,775

Net Assets Consist of

Institutional Shares of Common Stock, $.10 par value, 100,000,000 shares authorized		$ 1,212,604
Investor A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized		1,268,430
Investor B Shares of Common Stock, $.10 par value, 200,000,000 shares authorized		160,518
Investor C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized		627,562
Class R Shares of Common Stock, $.10 par value, 200,000,000 shares authorized		23,642
Paid-in capital in excess of par		538,864,186
Accumulated distributions in excess of investment income — net		(38,456,920)
Undistributed realized capital gains — net		24,041,681
Unrealized appreciation — net		376,740,072

Net Assets		$ 904,481,775

Net Asset Value

Institutional — Based on net assets of $344,722,137 and 12,126,040 shares outstanding		$ 28.43

Investor A — Based on net assets of $358,162,828 and 12,684,309 shares outstanding		$ 28.24

Investor B — Based on net assets of $41,552,355 and 1,605,175 shares outstanding		$ 25.89

Investor C — Based on net assets of $153,968,827 and 6,275,614 shares outstanding		$ 24.53

Class R — Based on net assets of $6,075,628 and 236,422 shares outstanding		$ 25.70

See Notes to Financial Statements.

BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

11

Statement of Operations

For the Year Ended December 31, 2007

Investment Income

Dividends (net of $1,092,074 foreign withholding tax)		$ 23,111,897
Interest from affiliates		741,004
Securities lending — net		4,239

Total income		23,857,140

Expenses

Investment advisory fees	$ 6,249,553
Service and distribution fees — Investor C	1,586,896
Service fees — Investor A	887,249
Transfer agent fees — Institutional	700,717
Custodian fees	642,618
Service and distribution fees — Investor B	567,389
Transfer agent fees — Investor A	382,200
Accounting services	350,483
Transfer agent fees — Investor C	184,495
Printing and shareholder reports	123,254
Transfer agent fees — Investor B	87,805
Registration fees	84,168
Professional fees	79,031
Directors’ fees and expenses	35,990
Service and distribution fees — Class R	21,817
Transfer agent fees — Class R	14,113
Pricing fees	12,471
Other	53,392

Total expenses		12,063,641

Investment income — net		11,793,499

Realized & Unrealized Gain (Loss) — Net

Realized gain (loss) on:
Investments — net	201,534,579
Foreign currency transactions — net	(531,420)	201,003,159

Change in unrealized appreciation/depreciation on:
Investments — net	(89,070,382)
Foreign currency transactions — net	25,436	(89,044,946)

Total realized and unrealized gain — net		111,958,213

Net Increase in Net Assets Resulting from Operations		$ 123,751,712

See Notes to Financial Statements.

12 BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

Statements of Changes in Net Assets

	For the Year Ended
	December 31,
Increase (Decrease) in Net Assets:	2007	2006

Operations

Investment income — net	$ 11,793,499	$ 2,681,558
Realized gain — net	201,003,159	45,275,942
Change in unrealized appreciation/depreciation — net	(89,044,946)	113,878,824

Net increase in net assets resulting from operations	123,751,712	161,836,324

Dividends and Distributions to Shareholders

Investment income — net:
Institutional	(4,679,535)	(6,195,651)
Investor A	(4,342,335)	(2,939,626)
Investor B	(64,032)	(134,419)
Investor C	(967,743)	(521,635)
Class R	(63,938)	(24,359)
Realized gain — net:
Institutional	(38,271,556)	—
Investor A	(40,118,662)	—
Investor B	(5,119,645)	—
Investor C	(19,472,598)	—
Class R	(716,027)	—

Net decrease in net assets resulting from dividends and distributions to shareholders	(113,816,071)	(9,815,690)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(209,074,596)	116,200,943

Redemption Fee

Redemption fee	24,306	26,347

Net Assets

Total increase (decrease) in net assets	(199,114,649)	268,247,924
Beginning of year	1,103,596,424	835,348,500

End of year*	$ 904,481,775	$1,103,596,424

* Accumulated distributions in excess of investment income — net	$ (38,456,920)	$ (50,642,847)

See Notes to Financial Statements.

BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

13

Financial Highlights

The following per share data and		Institutional						Investor A
ratios have been derived from
information provided in the		For the Year Ended December 31,					For the Year Ended December 31,
financial statements.	2007	2006	2005	2004	2003	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of year	$ 29.01	$ 24.65	$ 20.74	$ 18.87	$ 13.68	$ 28.84	$ 24.52	$ 20.64	$ 18.75	$ 13.64

Investment income — net**	.44	.15	.16	.13	.12	.36	.08	.10	.08	.08
Realized and unrealized gain — net	2.94†	4.54†	4.31†	2.88†	5.07	2.95†	4.50†	4.29†	2.87†	5.03

Total from investment operations	3.38	4.69	4.47	3.01	5.19	3.31	4.58	4.39	2.95	5.11

Less dividends and distributions:
Investment income — net	(.46)	(.33)	(.56)	(1.14)	—	(.41)	(.26)	(.51)	(1.06)	—
Realized gain — net	(3.50)	—	—	—	—	(3.50)	—	—	—	—

Total dividends and distributions	(3.96)	(.33)	(.56)	(1.14)	—	(3.91)	(.26)	(.51)	(1.06)	—

Net asset value, end of year	$ 28.43	$ 29.01	$ 24.65	$ 20.74	$ 18.87	$ 28.24	$ 28.84	$ 24.52	$ 20.64	$ 18.75

Total Investment Return*

Based on net asset value per share	11.94%	19.06%	21.75%	16.48%	37.94%	11.76%	18.73%	21.46%	16.22%	37.46%

Ratios to Average Net Assets

Expenses	.88%	.84%	.88%	.89%	.96%	1.09%	1.09%	1.13%	1.14%	1.21%

Investment income — net	1.44%	.55%	.74%	.66%	.81%	1.15%	.31%	.48%	.43%	.55%

Supplemental Data

Net assets, end of year (in thousands)	$344,722	$555,849	$397,782	$343,639	$312,607	$358,163	$329,203	$249,078	$188,572	$153,191

Portfolio turnover	22%	17%	22%	20%	34%	22%	17%	22%	20%	34%

*	Total investment returns exclude the effect of any sales charges.

**	Based on average shares outstanding.

†Includes a redemption fee, which is less than $.01 per share.

See Notes to Financial Statements.

14 BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

Financial Highlights (continued)

The following per share data and			Investor B					Investor C
ratios have been derived from
information provided in the		For the Year Ended December 31,					For the Year Ended December 31,
financial statements.	2007	2006	2005	2004	2003	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of year	$ 26.64	$ 22.65	$ 19.10	$ 17.24	$ 12.64	$ 25.53	$ 21.75	$ 18.41	$ 16.78	$ 12.30

Investment income (loss) — net**	.15	(.11)	(.05)	(.07)	(.03)	.11	(.11)	(.06)	(.06)	(.03)
Realized and unrealized gain — net	2.67†	4.15†	3.92†	2.65†	4.63	2.59†	3.98†	3.80†	2.56†	4.51

Total from investment operations	2.82	4.04	3.87	2.58	4.60	2.70	3.87	3.74	2.50	4.48

Less dividends and distributions:
Investment income — net	(.07)	(.05)	(.32)	(.72)	—	(.20)	(.09)	(.40)	(.87)	—
Realized gain — net	(3.50)	—	—	—	—	(3.50)	—	—	—	—

Total dividends and distributions	(3.57)	(.05)	(.32)	(.72)	—	(3.70)	(.09)	(.40)	(.87)	—

Net asset value, end of year	$ 25.89	$ 26.64	$ 22.65	$ 19.10	$ 17.24	$ 24.53	$ 25.53	$ 21.75	$ 18.41	$ 16.78

Total Investment Return*

Based on net asset value per share	10.86%	17.85%	20.48%	15.34%	36.39%	10.87%	17.82%	20.54%	15.34%	36.42%

Ratios to Average Net Assets

Expenses	1.89%	1.86%	1.90%	1.92%	2.00%	1.85%	1.86%	1.90%	1.92%	2.00%

Investment income (loss) — net	.52%	(.44%)	(.25%)	(.37%)	(.22%)	.42%	(.45%)	(.33%)	(.36%)	(.26%)

Supplemental Data

Net assets, end of year (in thousands)	$ 41,552	$ 65,458	$ 79,128	$ 94,667	$118,551	$153,969	$149,933	$107,893	$ 63,988	$ 45,458

Portfolio turnover	22%	17%	22%	20%	34%	22%	17%	22%	20%	34%

*	Total investment returns exclude the effect of sales charges.

**	Based on average shares outstanding.

†Includes a redemption fee, which is less than $.01 per share.

See Notes to Financial Statements.

BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

15

Financial Highlights (concluded)

			Class R
					For the Period
			For the Year Ended		January 3,
			December 31,		2003† to
The following per share data and ratios have been derived					December 31,
from information provided in the financial statements.	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 26.63	$ 22.67	$ 19.14	$ 17.53	$12.61

Investment income — net**	.14	.01	.03	.06	.20
Realized and unrealized gain — net	2.77†††	4.16†††	3.99†††	2.67†††	4.72

Total from investment operations	2.91	4.17	4.02	2.73	4.92

Less dividends and distributions:
Investment income — net	(.34)	(.21)	(.49)	(1.12)	—
Realized gain — net	(3.50)	—	—	—	—

Total dividends and distributions	(3.84)	(.21)	(.49)	(1.12)	—

Net asset value, end of period	$ 25.70	$ 26.63	$ 22.67	$ 19.14	$ 17.53

Total Investment Return

Based on net asset value per share	11.23%	18.44%	21.25%	16.14%	39.02%‡

Ratios to Average Net Assets

Expenses	1.55%	1.34%	1.35%	1.18%	1.46%*

Investment income — net	.50%	.05%	.14%	.40%	.31%*

Supplemental Data

Net assets, end of period (in thousands)	$ 6,076	$ 3,153	$ 1,468	$ 443	—††

Portfolio turnover	22%	17%	22%	20%	34%

*	Annualized.

**	Based on average shares outstanding.

† Commencement of operations. † † Amount is less than $1,000.

 † † † Includes a redemption fee, which is less than $.01 per share.

‡ Aggregate total investment return.

See Notes to Financial Statements.

16 BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock Pacific Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on certain changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments — Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter (“OTC”) market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund’s Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Fund’s Board of Directors or by BlackRock Advisors, LLC (the “Manager”), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Fund’s Board of Directors.

(b) Derivative financial instruments — The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

•Forward foreign exchange contracts — The Fund may enter into for- ward foreign exchange contracts. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

17

Notes to Financial Statements (continued)

•Options — The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related pre- mium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

•Financial futures contracts — The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Foreign currency transactions — Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund invests in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(d) Security transactions and investment income — Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(e) Income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on dividends, interest and capital gains at various rates.

(f) Prepaid registration fees — Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions — Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Securities lending — The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(i) Recent accounting pronouncements — Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statute of limitations on the

18 BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

Notes to Financial Statements (continued)

Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

(j) Reclassifications — U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $10,510,011 has been reclassified between undistributed net realized capital gains and accumulated distributions in excess of net investment income as a result of permanent differences attributable to gains from the sale of stock of passive foreign investment companies and foreign currency transactions. This reclassification has no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with the Manager. The Fund has also entered into separate Distribution Agreements with FAM Distributors, Inc. (“FAMD”) and BlackRock Distributors, Inc. and its affiliates, (“BDI”) (collectively, the “Distributor”) and has adopted separate Distribution Plans with respect to its Investor A, Investor B, Investor C and Class R Shares. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Fund’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of .60% of the average daily net assets of the Fund.

In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Fund to the Manager.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing shareholder service and distribution fees. The fees are accrued daily and paid monthly at the annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee

Investor A	.25%	—
Investor B	.25%	.75%
Investor C	.25%	.75%
Class R	.25%	.25%

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker dealer (including MLPF&S) for providing shareholder servicing to Investor A, Investor B, Investor C and Class R shareholders. The ongoing distribution fee compensates the Distributor and the broker dealers for providing distribution-related services to Investor B, Investor C and Class R shareholders.

For the year ended December 31, 2007, FAMD and BDI earned underwriting discounts and direct commissions and MLPF&S and BDI earned dealer concessions on sales of the Fund’s Investor A Shares which totaled $188,246.

For the year ended December 31, 2007, affiliates received contingent deferred sales charges of $51,858 and $27,201 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $23,384, relating to transactions subject to front-end sales charge waivers in Investor A Shares.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the year ended December 31, 2007, BIM received $1,473 in securities lending agent fees.

BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

19

Notes to Financial Statements (continued)

In addition, MLPF&S received $180,634 in commissions on the execution of portfolio security transactions for the Fund for the year ended December 31, 2007.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the year ended December 31, 2007, the following amounts have been accrued by the Fund to reimburse BlackRock for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center
Fees

Institutional	$14,365
Investor A	$11,608
Investor B	$ 2,322
Investor C	$ 3,770
Class R	$ 94

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the Fund’s transfer agent.

For the year ended December 31, 2007, the Fund reimbursed the Manager $19,124 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2007 were $220,032,957 and $521,910,723, respectively.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $(209,074,596) and $116,200,943 for the years ended
December 31, 2007 and December 31, 2006, respectively.

Transactions in capital shares for each class were as follows:
	For the		For the
	Year Ended		Year Ended
	December 31, 2007		December 31, 2006

	Shares	Dollar Amount	Shares	Dollar Amount

Institutional

Shares sold	3,987,239	$ 123,602,055	8,758,647	$ 239,263,871
Shares issued to shareholders in reinvestment
of dividends and distributions	1,324,537	36,959,530	201,064	5,615,862

Total issued	5,311,776	160,561,585	8,959,711	244,879,733
Shares redeemed	(12,349,226)	(391,246,126)	(5,933,506)	(159,745,556)

Net increase (decrease)	(7,037,450)	$ (230,684,541)	3,026,205	$ 85,134,177

Investor A

Shares sold and automatic conversion of shares	2,360,696	$ 73,226,780	3,410,063	$ 91,464,352
Shares issued to shareholders in reinvestment
of dividends and distributions	1,340,554	37,135,566	86,550	2,395,095

Total issued	3,701,250	110,362,346	3,496,613	93,859,447
Shares redeemed	(2,430,045)	(75,434,112)	(2,242,010)	(60,001,146)

Net increase	1,271,205	$ 34,928,234	1,254,603	$ 33,858,301

Investor B

Shares sold	149,218	$ 4,163,550	468,535	$ 11,471,745
Shares issued to shareholders in reinvestment
of dividends and distributions	176,409	4,484,887	4,932	115,369

Total issued	325,627	8,648,437	473,467	11,587,114
Shares redeemed and automatic conversion of shares	(1,177,255)	(33,654,059)	(1,509,515)	(37,092,399)

Net decrease	(851,628)	$ (25,005,622)	(1,036,048)	$ (25,505,285)

20 BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

Notes to Financial Statements (concluded)

	For the		For the
	Year Ended		Year Ended
	December 31, 2007		December 31, 2006
	Shares	Dollar Amount	Shares	Dollar Amount

Investor C

Shares sold	916,619	$ 24,683,522	2,142,325	$ 50,468,148
Shares issued to shareholders in reinvestment
of dividends and distributions	767,120	18,474,671	19,567	461,924

Total issued	1,683,739	43,158,193	2,161,892	50,930,072
Shares redeemed	(1,280,460)	(34,831,084)	(1,250,971)	(29,565,688)

Net increase	403,279	$ 8,327,109	910,921	$ 21,364,384

Class R

Shares sold	139,261	$ 4,049,237	143,288	$ 3,550,362
Shares issued to shareholders in reinvestment
of dividends and distributions	30,860	778,078	947	24,086

Total issued	170,121	4,827,315	144,235	3,574,448
Shares redeemed	(52,096)	(1,467,091)	(90,622)	(2,225,082)

Net increase	118,025	$ 3,360,224	53,613	$ 1,349,366

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .06% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Fund’s election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the year ended December 31, 2007. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms.

6. Commitments:

At December 31, 2007, the Fund had entered into foreign exchange contracts under which it had agreed to purchase foreign securities with an approximate value of $1,360,000.

7. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2007 and December 31, 2006 was as follows:

	12/31/2007	12/31/2006

Distributions paid from:
Ordinary income	$ 10,117,583	$ 9,815,690
Long Term Capital Gain	103,698,488	—

Total taxable distributions	$113,816,071	$ 9,815,690

As of December 31, 2007, the components of accumulated earnings on a tax basis were as follows:

Undistributed long-term capital gains — net	$ 24,970,089
Unrealized gains — net	337,354,744*

Total accumulated earnings — net	$ 362,324,833

*	The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

8. Geographic Concentration Risk:

The Fund invests from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. Please see the Schedule of investments for concentrations in specific countries.

BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

21

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of BlackRock Pacific Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Pacific Fund, Inc. (the ‘Fund’) as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Pacific Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in the net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP Princeton, New Jersey February 25, 2008

22 BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

Proxy Results

During the six-month period ended December 31, 2007, the shareholders of BlackRock Pacific Fund, Inc. voted on the following proposal, which was approved at a special shareholders’ meeting on September 7, 2007. This proposal was a part of the reorganization of the Fund’s Board of Directors that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

		Shares Voted	Shares Withheld
		For	From Voting

To elect the Fund’s Board of Directors:	David O. Beim	29,792,800	630,972
	Richard S. Davis	29,795,514	628,258
	Ronald W. Forbes	29,793,685	630,087
	Henry Gabbay	29,794,594	629,178
	Dr. Matina Horner	29,786,868	636,904
	Rodney D. Johnson	29,793,794	629,978
	Herbert I. London	29,793,089	630,683
	Cynthia A. Montgomery	29,792,801	630,971
	Joseph . Platt, Jr.	29,793,948	629,824
	Robert C. Robb, Jr.	29,794,378	629,394
	Toby Rosenblatt	29,795,760	628,012
	Kenneth L. Urish	29,795,760	628,012
	Frederick W. Winter	29,795,638	628,134

BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

23

Important Tax Information

The following information is provided with respect to the ordinary income distributions paid by BlackRock Pacific Fund, Inc. during the fiscal year ended December 31, 2007:

	Record Date	July 18, 2007	December 17, 2007
	Payable Date	July 20, 2007	December 19, 2007

Qualified Dividend Income for Individuals		100.00%*	100.00%*
Foreign Source Income		63.02%*	100.00%*
Foreign Taxes Paid Per Share		$.000000	$.037222

*	Expressed as a percentage of the distribution grossed-up for foreign taxes. The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Additionally, the Fund distributed long-term capital gains of $3.534401 per share to shareholders of record on December 17, 2007.

24 BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

Officers and Directors

Number of
BlackRock-
	Position(s)			Advised Funds
Name, Address	Held with	Length of		and Portfolios	Public
and Year of Birth	Fund	Time Served	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors*

David O. Beim	Director	2007 to	Professor of Finance and Economics at the Columbia University	35 Funds	None
40 East 52nd Street		present	Graduate School of Business since 1991; Chairman of Outward	81 Portfolios
New York, NY 10022			Bound USA from 1997 to 2001; Chairman of Wave Hill Inc. from
1940			1990 to 2006; Trustee of Phillips Exeter Academy from 2002
to present.

Ronald W. Forbes	Director	2000 to	Professor Emeritus of Finance, School of Business, State University	35 Funds	None
40 East 52nd Street	and Co-	present	of New York at Albany since 2000 and Professor thereof from 1989	81 Portfolios
New York, NY 10022	Chairman of		to 2000; International Consultant, Urban Institute, Washington, D.C.
1940	the Board of		from 1995 to 1999.
Directors

Dr. Matina Horner	Director	2007 to	Executive Vice President of Teachers Insurance and Annuity	35 Funds	NSTAR (electric and
40 East 52nd Street		present	Association and College Retirement Equities Fund from 1989	81 Portfolios	gas utility)
New York, NY 10022			to 2003.
1939

Rodney D. Johnson	Director	2007 to	President, Fairmount Capital Advisors, Inc. since 1987; Director,	35 Funds	None
40 East 52nd Street	and Co-	present	Fox Chase Cancer Center since 2002; Member of the Archdiocesan	81 Portfolios
New York, NY 10022	Chairman of		Investment Committee of the Archdiocese of Philadelphia since 2003.
1941	the Board of
Directors

Herbert I. London	Director	2007 to	Professor Emeritus, New York University since 2005; John M. Olin	35 Funds	AIMS Worldwide,
40 East 52nd Street	and	present	Professor of Humanities, New York University from 1993 to 2005	81 Portfolios	Inc. (marketing)
New York, NY 10022	Member of		and Professor thereof from 1980 to 2005; President, Hudson Institute
1939	the Audit		since 1997 and Trustee thereof since 1980; Dean, Gallatin Division of
	Committee		New York University from 1976 to 1993; Distinguished Fellow, Herman
Kahn Chair, Hudson Institute from 1984 to 1985; Chairman of the
Board of Directors of Vigilant Research, Inc. since 2006; Member of the Board of Directors for Grantham University since 2006; Director of AIMS Worldwide, Inc. since 2006; Director of Reflex Security since
2006; Director of InnoCentive, Inc. since 2006; Director of Cerego, LLC since 2005; Director, Damon Corp. from 1991 to 1995; Overseer,
Center for Naval Analyses from 1983 to 1993.

Cynthia A. Montgomery	Director,	2000 to	Professor, Harvard Business School since 1989; Associate Professor,	35 Funds	Newell Rubbermaid
40 East 52nd Street		present	J.L. Kellogg Graduate School of Management, Northwestern University	81 Portfolios	Inc. (manufacturing)
New York, NY 10022			from 1985 to 1989; Associate Professor, Graduate School of Business
1952			Administration, University of Michigan from 1979 to 1985; Director,
Harvard Business School Publishing since 2005; Director, McLean
Hospital since 2005.

Joseph P. Platt, Jr.	Director,	2007 to	Partner, Amarna Corporation, LLC (private investment company) since	35 Funds	Greenlight Capital
40 East 52nd Street		present	2002 to present; Director, Jones and Brown (Canadian Insurance	81 Portfolios	Re Ltd.
New York, NY 10022			broker) since 1998; Director, Greenlight Capital Re Ltd. (reinsurance		(reinsurance
1947			company) since 2004; Partner, Amarna Financial Company (private		company)
investment company) since 2005; Director and Executive Vice President,
Johnson and Higgins (insurance brokerage) from 1990 to 1997.

*Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

25

Officers and Directors (continued)

Number of
BlackRock-
	Position(s)			Advised Funds
Name, Address	Held with	Length of		and Portfolios	Public
and Year of Birth	Fund	Time Served	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors* (concluded)

Robert C. Robb, Jr.	Director	2007 to	Partner, Lewis, Eckert, Robb and Company (management and	35 Funds	None
40 East 52nd Street		present	financial consulting firm) since 1981; Trustee, Medical College	81 Portfolios
New York, NY 10022			of Pennsylvania/Hahnemann University from 1998 to 2002;
1945			Formerly Trustee, EQK Realty Investors from 1994 to 2000;
Formerly Director, Tamaqua Cable Products Company from 1981
to 1998; Formerly Director, Brynwood Partners from 1984 to 1998;
Formerly Director, The PNC Bank Corp. from 1994 to 1998; Formerly
Director, Provident National Bank from 1983 to 1993; Formerly
Director, Brinks, Inc. from 1981 to 1986.

Toby Rosenblatt	Director	2007 to	President — General Partner since 1990, Founders Investments	35 Funds	A Pharma, Inc.
40 East 52nd Street	and Vice	present	Ltd. (private investments); Director, Forward Management, LLC	81 Portfolios	(specialty
New York, NY 10022	Chairman		since 2007; Trustee, SSR Funds from 1990 to 2005; Trustee,		pharmaceuticals)
1938	of the		Metropolitan Series Funds, Inc. from 2001 to 2005.
Performance
Oversight
Committee

Kenneth L. Urish	Director	2007 to	Managing Partner, Urish Popeck & Co., LLC (certified public	35 Funds	None
40 East 52nd Street	and	present	accountants and consultants) since 1976; External Advisory	81 Portfolios
New York, NY 10022	Chairman		Board, The Pennsylvania State University Accounting Department
1951	of the Audit		since 2001; Trustee, The Holy Family Foundation since 2001;
	Committee		President and Trustee, Pittsburgh Catholic Publishing Associates
since 2003; Formerly Director, Inter-Tel from 2006 to 2007.

Frederick W. Winter	Director,	2007 to	Professor and Dean Emeritus of the Joseph M. Katz School of	35 Funds	None
40 East 52nd Street	and Member	present	Business — University of Pittsburgh since 2005 and Dean	81 Portfolios
New York, NY 10022	of the Audit		thereof from 1997 to 2005; Director, Alkon Corporation
1945	Committee		(pneumatics) since 1992; Director, Indotronix International
(IT service) since 2004; Director, Tippman Sports (recreation)
since 2005.

* Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Interested Directors*

Richard S. Davis	Director	2007 to	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer,	184 Funds	None
40 East 52nd Street		present	State Street Research & Management Company from 2000 to 2005;	289 Portfolios
New York, NY 10022			Chairman of the Board of Trustees, State Street Research mutual funds
1945			("SSR Funds") from 2000 to 2005; Senior Vice President, Metropolitan
Life Insurance Company from 1999 to 2000; Chairman SSR Realty from 2000 to 2004.

Henry Gabbay	Director,	2007 to	Consultant, BlackRock since 2007; Managing Director, BlackRock, Inc.	183 Funds	None
40 East 52nd Street		present	from 1989 to June 2007; Chief Administrative Officer, BlackRock	288 Portfolios
New York, NY 10022			Advisors, LLC from 1998 to 2007; President of BlackRock Funds and
1947			BlackRock Bond Allocation Target Shares from 2005 to 2007; Treasurer of certain BlackRock-advised closed-end funds from 1989 to 2006.

*	Messrs. Davis and Gabbay are both “interested persons,” as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

26 BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

Officers and Directors (concluded)

Number of
BlackRock-
	Position(s)				Advised Funds
Name, Address	Held with	Length of			and Portfolios	Public
and Year of Birth	Fund	Time Served	Principal Occupation(s) During Past 5 Years		Overseen	Directorships

Advisory Board Member

David R. Wilmerding, Jr.*	Advisory	2007	Chairman, Wilmerding & Associates, Inc. (investment advisers) from		35 Funds	Chestnut Street
40 East 52nd Street	Board		1989 to 2005; Chairman, Coho Partners, Ltd. (investment advisers)		81 Portfolios	Exchange Fund
New York, NY 10022	Member		from 2003 to 2005. Director, Beaver Management Corporation.			(open-end investment
1935						company)

* David R. Wilmerding, Jr. resigned from the Advisory Board of the Fund, effective December 31, 2007.

Fund Officers*

Donald C. Burke	Fund	2007 to	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	President	present	Managers, L (“MLIM”) and Fund Asset Management, L (“FAM”) in 2006; First Vice President thereof from
New York, NY 10022	and Chief		1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Executive
Officer

Anne F. Ackerley	Vice	2007 to	Managing Director of BlackRock, Inc. since 2000 and First Vice President and Chief Operating Officer of Mergers
40 East 52nd Street	President	present	and Acquisitions Group from 1997 to 2000; First Vice President and Chief Operating Officer of Public Finance
New York, NY 10022			Group thereof from 1995 to 1997; Formerly First Vice President of Emerging Markets Fixed Income Research
1962			of Merrill Lynch & Co., Inc. from 1994 to 1995.

Neal J. Andrews	Chief	2007 to	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	present	Fund Accounting and Administration at PFPC Inc. from 1992 to 2006.
New York, NY 10022	Officer
1966

Jay M. Fife	Treasurer	2007 to	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		present	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian P. Kindelan	Chief	2007 to	Chief Compliance Officer of the Funds since 2007; Managing Director and Senior Counsel thereof since 2005;
40 East 52nd Street	Compliance	present	Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior
New York, NY 10022	Officer		Counsel thereof from 1998 to 2000; Senior Counsel of The PNC Bank Corp. from 1995 to 1998.
1959

Howard Surloff	Secretary	2007 to	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		present	General Counsel (U.S.) of Goldman Sachs Asset Management, L from 1993 to 2006.
New York, NY 10022
1965

* Officers of the Fund serve at the pleasure of the Board of Directors.

Further information about the Fund’s Officers and Directors is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling 800-441-7762.

Custodian	Transfer Agent		Accounting Agent	Independent Registered Public		Legal Counsel
Brown Brothers	PFPC Inc.		State Street Bank and	Accounting Firm		Sidley Austin LLP
Harriman & Co.	Wilmington, DE 19809		Trust Company	Deloitte & Touche LLP		New York, NY 10019
Boston MA 02101			Princeton, NJ 08540	Princeton, NJ 08540

BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

27

BlackRock Fund Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

28 BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund’s Board of
Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our website at
www.blackrock.com, by calling (800) 441-7762, or on the website of the Securities and Exchange Commission (the “Commission”) at
http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund’s voting securities were voted (if any) by BlackRock during the most recent 12-month period ended
June 30 is available, upon request and without charge, on our website at
www.blackrock.com, by calling (800) 441-7762 or on the website of the
Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q.
The Fund’s Forms N-Q are available on the Commission’s website at
http://www.sec.gov and may be reviewed and copied at the Commission’s
Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM – 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

29

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Healthcare Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Developing Capital Markets Fund	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Growth Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Focus Value Fund	BlackRock International Opportunities Portfolio*	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Fundamental Growth Fund	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Inflation Protected Bond Portfolio	BlackRock Managed Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Low Duration Bond Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

30 BLACKROCK PACIFIC FUND, INC.

DECEMBER 31, 2007

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance.
Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

BlackRock Pacific Fund, Inc.

100 Bellevue Parkway

Wilmington, DE 19809

#10248-12/07

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant's board of directors or trustees, as applicable (the
“board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish (term began, effective November 1, 2007)
Ronald W. Forbes (not reappointed to audit committee, effective November 1, 2007)
Richard R. West (term ended, effective November 1, 2007)

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the
Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.
The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Pacific	End	End	End	End	End	End	End	End

BlackRock Pacific
Fund, Inc.	$37,800	$37,800	$0	$0	$9,077	$8,581	$1,042	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the
SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). However, such services will only be deemed pre-
approved provided that any individual project does not exceed $5,000 attributable to the registrant or
$50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-
approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable
(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Pacific	End	End

BlackRock Pacific Fund, Inc.	$294,619	$3,080,031

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $284,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto 12(a)(1) – Code of Ethics – See Item 2 12(a)(2) – Certifications – Attached hereto 12(a)(3) – Not Applicable 12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pacific Fund, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: February 21, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Pacific Fund, Inc.

Date: February 21, 2008